Average Annual Total Returns - Investment Trust Prospectus		12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Oct. 25, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Investor Class
Average Annual Return, Percent		4.91%	2.20%		1.47%
Performance Inception Date	Apr. 01, 1993
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	A Class
Average Annual Return, Percent		4.65%	2.05%	1.47%
Performance Inception Date	Dec. 01, 2015
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	C Class
Average Annual Return, Percent		4.13%	1.77%	1.25%
Performance Inception Date	Dec. 01, 2015